Rule 497(e)

Registration Nos. 333-33607 and 811-08333

NUVEEN SYMPHONY LARGE-CAP GROWTH FUND

NUVEEN SYMPHONY LARGE-CAP VALUE FUND

NUVEEN SYMPHONY MID-CAP CORE FUND

NUVEEN SYMPHONY SMALL-MID CAP CORE FUND

NUVEEN SYMPHONY INTERNATIONAL EQUITY FUND

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

SUPPLEMENT DATED JULY 1, 2010

TO THE PROSPECTUS DATED NOVEMBER 30, 2009,

AS PREVIOUSLY SUPPLEMENTED MARCH 1, 2010 AND JUNE 16, 2010

Effective July 1, 2010, each fund’s management fees have been lowered and each fund’s fee waiver and expense reimbursement arrangements have been modified. Consequently, the sections entitled “Fund Summaries—Fees and Expenses of the Fund—Annual Fund Operating Expenses” and “Fund Summaries—Fees and Expenses of the Fund—Example” for each fund are hereby replaced in their entirety with the following:

For Nuveen Symphony Large-Cap Growth Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	0.70%		0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	0.84%		0.99%		0.84%		0.83%
Total Annual Fund Operating Expenses	1.79%		2.69%		2.04%		1.53%
Fee Waivers and Expense Reimbursements[2]	(0.54%	)	(0.69%	)	(0.54%	)	(0.53%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.25%		2.00%		1.50%		1.00%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees and a change in the fund’s fee waiver and expense reimbursement arrangements, effective as of July 1, 2010, as if such changes had been in effect during the fiscal year ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% (1.35% after January 31, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$695	$203	$153	$102	$695	$203	$153	$102
3 Years	$999	$680	$527	$372	$999	$680	$527	$372
5 Years	$1,346	$1,204	$948	$686	$1,346	$1,204	$948	$686
10 Years	$2,321	$2,643	$2,123	$1,575	$2,321	$2,643	$2,123	$1,575

For Nuveen Symphony Large-Cap Value Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	0.70%		0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	11.04%		11.60%		31.94%		8.90%
Total Annual Fund Operating Expenses	11.99%		13.30%		33.14%		9.60%
Fee Waivers and Expense Reimbursements[2]	(10.74%	)	(11.30%	)	(31.64%	)	(8.60%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.25%		2.00%		1.50%		1.00%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees and a change in the fund’s fee waiver and expense reimbursement arrangements, effective as of July 1, 2010, as if such changes had been in effect during the fiscal year ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% (1.30% after January 31, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$695	$203	$153	$102	$695	$203	$153	$102
3 Years	$992	$672	$520	$364	$992	$672	$520	$364
5 Years	$1,328	$1,186	$930	$667	$1,328	$1,186	$930	$667
10 Years	$2,276	$2,598	$2,076	$1,525	$2,276	$2,598	$2,076	$1,525

For Nuveen Symphony Mid-Cap Core Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	0.75%		0.75%		0.75%		0.75%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	8.05%		7.83%		21.92%		6.30%
Total Annual Fund Operating Expenses	9.05%		9.58%		23.17%		7.05%
Fee Waivers and Expense Reimbursements[2]	(7.65%	)	(7.43%	)	(21.52%	)	(5.90%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.40%		2.15%		1.65%		1.15%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such reduction had been in effect during the fiscal year ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.15% (1.40% after January 31, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$709	$218	$168	$117	$709	$218	$168	$117
3 Years	$1,028	$710	$558	$404	$1,028	$710	$558	$404
5 Years	$1,385	$1,244	$989	$727	$1,385	$1,244	$989	$727
10 Years	$2,385	$2,706	$2,189	$1,645	$2,385	$2,706	$2,189	$1,645

For Nuveen Symphony Small-Mid Cap Core Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class R3		Class I
Management Fees	0.80%		0.80%		0.80%		0.80%
Distribution and Service (12b-1) Fees	0.25%		1.00%		0.50%		—
Other Expenses	9.40%		8.97%		23.99%		7.22%
Total Annual Fund Operating Expenses	10.45%		10.77%		25.29%		8.02%
Fee Waivers and Expense Reimbursements[2]	(9.10%	)	(8.67%	)	(23.69%	)	(6.92%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.35%		2.10%		1.60%		1.10%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees and a change in the fund’s fee waiver and expense reimbursement arrangements, effective as of July 1, 2010, as if such changes had been in effect during the fiscal year ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% (1.50% after January 31, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$705	$213	$163	$112	$705	$213	$163	$112
3 Years	$1,035	$717	$565	$411	$1,035	$717	$565	$411
5 Years	$1,413	$1,273	$1,018	$757	$1,413	$1,273	$1,018	$757
10 Years	$2,469	$2,787	$2,275	$1,735	$2,469	$2,787	$2,275	$1,735

For Nuveen Symphony International Equity Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class I
Management Fees	0.80%		0.80%		0.80%
Distribution and Service (12b-1) Fees	0.25%		1.00%		—
Other Expenses	7.29%		11.86%		12.57%
Total Annual Fund Operating Expenses	8.34%		13.66%		13.37%
Fee Waivers and Expense Reimbursements[2]	(6.96%	)	(11.53%	)	(12.24%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.38%		2.13%		1.13%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2010, as if such reduction had been in effect during the fiscal year ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.13% (1.38% after January 31, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$707	$216	$115	$707	$216	$115
3 Years	$1,023	$704	$397	$1,023	$704	$397
5 Years	$1,375	$1,234	$717	$1,375	$1,234	$717
10 Years	$2,365	$2,686	$1,623	$2,365	$2,686	$1,623

For Nuveen Symphony Optimized Alpha Fund:

Annual Fund Operating Expenses1

(expenses that you pay each year as a percentage of the value of your investment)

	Class A		Class C		Class I
Management Fees	0.70%		0.70%		0.70%
Distribution and Service (12b-1) Fees	0.25%		1.00%		—
Other Expenses	6.12%		6.35%		6.19%
Total Annual Fund Operating Expenses	7.07%		8.05%		6.89%
Fee Waivers and Expense Reimbursements[2]	(5.82%	)	(6.05%	)	(5.89%	)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.25%		2.00%		1.00%
1	The fund’s operating expenses have been restated to reflect a reduction in management fees and a change in the fund’s fee waiver and expense reimbursement arrangements, effective as of July 1, 2010, as if such changes had been in effect during the fiscal year ended July 31, 2009. The information has been restated to better reflect anticipated expenses of the fund.
2	The investment adviser has agreed to waive fees and reimburse expenses through January 31, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.00% (1.45% after January 31, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring January 31, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$695	$203	$102	$695	$203	$102
3 Years	$1,013	$695	$387	$1,013	$695	$387
5 Years	$1,381	$1,240	$723	$1,381	$1,240	$723
10 Years	$2,411	$2,731	$1,673	$2,411	$2,731	$1,673

* * * * *

Effective July 1, 2010, the section entitled “How We Manage Your Money—Who Manages the Funds—Management Fee” is hereby replaced in its entirety with the following:

The management fee schedule for each fund consists of two components—a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by NAM and its affiliates.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of each fund as follows:

Average Daily Net Assets	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Core Fund	Small-Mid Cap Core Fund	International Equity Fund	Optimized Alpha Fund
For the first $125 million	0.5000%	0.5000%	0.5500%	0.6000%	0.6000%	0.5000%
For the next $125 million	0.4875%	0.4875%	0.5375%	0.5875%	0.5875%	0.4875%
For the next $250 million	0.4750%	0.4750%	0.5250%	0.5750%	0.5750%	0.4750%
For the next $500 million	0.4625%	0.4625%	0.5125%	0.5625%	0.5625%	0.4625%
For the next $1 billion	0.4500%	0.4500%	0.5000%	0.5500%	0.5500%	0.4500%
For net assets over $2 billion	0.4250%	0.4250%	0.4750%	0.5250%	0.5250%	0.4250%

The complex-level fee is the same for each fund and begins at a maximum rate of 0.2000% of each fund’s average daily net assets, based upon complex-level assets of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.2000%. As of March 31, 2010, the effective complex-level fee for each fund was 0.1867% of the fund’s average daily net assets.

For the two most recent fiscal periods, each fund paid NAM the following management fees (net of fee waivers and expense reimbursements, where applicable) as a percentage of average daily net assets:

	Fiscal Year Ended July 31, 2009	Two Months Ended September 30, 2009
Large-Cap Growth Fund	0.26%	—%
Large-Cap Value Fund	—%	—%
Mid-Cap Core Fund	—%	—%
Small-Mid Cap Core Fund	—%	—%
International Equity Fund	—%	—%
Optimized Alpha Fund	—%	—%

NAM has agreed to waive fees and reimburse expenses so that total annual fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) for the Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Core Fund, Small-Mid Cap Core Fund, International Equity Fund and Optimized Alpha Fund do not exceed 1.00%, 1.00%, 1.15%, 1.10%, 1.13% and 1.00%, respectively, through January 31, 2012, and 1.35%, 1.30%, 1.40%, 1.50%, 1.38% and 1.45%, respectively, thereafter, of the average daily net assets of any class of fund shares. The expense limitations expiring January 31, 2012, may be terminated or modified prior to that date only with the approval of the Board of Trustees of the funds. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of the funds.

Information regarding the Board of Trustees’ approval of investment advisory contracts is available in the funds’ semi-annual report for the fiscal period ended March 31, 2010.

PLEASE KEEP THIS WITH YOUR FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMPH-0710P